DWS Small Cap Index VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	5.84%	9.33%
Performance Inception Date	Aug. 22, 1997